Lord Abbett

                                      Investment
                                   Trust

                            o U.S. Government Securities Series
                            o Limited Duration U.S. Government Securities Series
                            o Balanced Series

                                                              1997 ANNUAL REPORT

                               [Graphic: sunglasses and postcards]

                                    Three portfolios to help you meet your goals

                                     [LOGO]

Report to Shareholders
For the Fiscal Year Ended November 30, 1997

[PHOTO:  Robert S. Dow]


/s/ ROBERT S. DOW

----------------------
ROBERT S. DOW
CHAIRMAN

DECEMBER 12, 1997

Table of Contents

U.S. Government Securities Series
--------------------------------------------------------
About the Series                                       1
Statement of Net Assets                                4

Limited Duration U.S. Government Securities Series
--------------------------------------------------------
About the Series                                       3
Statement of Net Assets                                6

Balanced Series
--------------------------------------------------------
About the Series                                       3
Statement of Net Assets                                6

Data On All Series
--------------------------------------------------------
Statements of Operations                               9
Statements of Changes in
  Net Assets                                          10
Financial Highlights                                  11
Notes to Financial Statements                         12

At the close of the fiscal year, the three portfolios in your Trust had combined assets of $2.3 billion. Below is an overview of each Series' performance for the year ended November 30, 1997.

                                              U.S. Government Securities Series

                                                            Year Ended 11/30/97
                                           -------------------------------------
                                           Class A        Class B       Class C
--------------------------------------------------------------------------------
Net asset value                             $ 2.59         $ 2.58        $ 2.59
Dividends                                   $  .205        $  .185       $  .185
Total return*                                +6.7%          +5.5%         +5.9%

                                    Limited Duration
                                     U.S. Government
                                    Securities Series           Balanced Series

                                   Year Ended 11/30/97     Year Ended 11/30/97
                                   --------------------------------------------
                                   Class A     Class C     Class A      Class C
-------------------------------------------------------------------------------
Net asset value                    $  4.40     $  4.40     $ 12.80      $ 12.78
Dividends                          $   .253    $   .211    $   .456     $   .336
Capital gains                           --          --     $  0.17      $  0.17
Total return*                        +5.5%       +4.5%      +14.2%       +13.1%

Both the U.S. Government Securities Series and the Limited Duration U.S. Government Securities Series continued to benefit from heavy weightings in mortgage-backed securities, such as GNMAs and FNMAs. Over the year, the U.S. Government Securities Series increased its holdings of mortgage-backed securities from approximately half to two-thirds of its portfolio and the Limited Duration U.S. Government Securities Series increased these holdings to nearly a third of its portfolio. We will continue to emphasize mortgage-related securities and maintain a diversification of maturities and mortgage types.

Over the last six months in particular, the bond market continued to perform well, resulting in our maintaining a 50%-50% ratio between bond and equity holdings in the Balanced Series. The continued low rate of inflation, along with the volatility of international financial markets, was the catalyst for relatively strong returns on fixed-income securities over this period. On the equity side, we continued to overweight financial holdings which benefited from lower interest rates. Recently, shareholders approved a change to the Series' investment policy to allow the Balanced Series to gradually shift to a "fund of funds" structure, with equity assets allocated to the Lord Abbett Affiliated Fund and the fixed-income portion of the portfolio to the Lord Abbett Bond-Debenture Fund.

Our outlook for 1998 is for the economy to grow at a rate averaging less than 2 1/2%, with inflation moving at about the same rate. Should the economy show signs of rapid growth or if inflation picks up, we believe the Federal Reserve Board would move to raise short-term interest rates in the hopes of maintaining a moderate economic environment.

Thank you for making Lord Abbett Investment Trust a part of your investment portfolio. We look forward to helping you meet your financial goals in the years ahead.

*Total return is the percent change in net asset value assuming the reinvestment of all distributions.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

Total Return is Important to Fixed-Income Investors

Over the last 10 years, an investment in the Series provided relatively stable dividend income and, assuming the reinvestment of all distributions, grew by almost 115%. The Series surpassed the increase in inflation (as measured by the Consumer Price Index) over the last 10 years.

Lord Abbett U.S. Government Securities Series Versus Inflation(1)(2) Growth of $100,000: 11/30/87-11/30/97

                              [Line chart omitted]

The U.S. Government Securities Series' Distribution Rate on 11/30/97 was
7.50%(3)

SEC Returns

Average annual compound returns for the periods ended December 31, 1997 at the respective Class A share maximum sales charges(4), with all distributions reinvested:

                                              Limited Duration
                             U.S. Government   U.S. Government
                        Securities Series(2)  Securities Series  Balanced Series
--------------------------------------------------------------------------------
 1 year:                       +3.90%              +3.60%            +11.80%
 5 years:                      +5.03%                 n/a                n/a
10 years or Life of Series:    +7.82%              +2.81%(5)         +14.25%(5)

SEC yield for the 30 days
ended 12/31/97:                 4.93%               5.37%              2.42%


The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in any Series of the Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Series issues separate classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Trust's current prospectus.

(1) Total return is the percent change in value, assuming the reinvestment of both dividends and capital gains distributions. The Series investment reflects the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000.

(2) Lord Abbett Investment Trust-U.S. Government Securities Series was established 7/15/96. Its predecessor, Lord Abbett U.S. Government Securities Fund, was established 9/19/32. Any performance relating to the Series for periods prior to 7/15/96 reflects performance of the Series' predecessor.

(3)   Based on the Class A share maximum offering price.

(4) The Class A share maximum sales charge is 4.75% for the U.S. Government Securities Series and the Balanced Series and 3.00% for the Limited Duration U.S. Government Securities Series.

(5) Limited Duration U.S. Government Securities Series commenced operations 11/4/93; Balanced Series commenced operations 12/27/94.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

Annual Total Returns Based on Calendar Year(1)

                          1987   1988   1989    1990   1991    1992   1993   1994   1995    1996   1997
--------------------------------------------------------------------------------------------------------
 Annual Total Return(1)   +1.7%  +7.8% +12.7%   +9.3% +16.9%   +7.1%  +9.2%  -4.3% +15.7%   +1.7%  +9.2%
--------------------------------------------------------------------------------------------------------

(1) Total return reflects the percent change in value with both dividends and capital gains distributions reinvested. Results shown are at net asset value for Class A shares. For performance at the maximum Class A share sales charge, see page 1. See Important Information on page 4.

A Portfolio of High-Quality Securities

Conservative shareholders gain the comfort of owning U.S. Government securities, which have the top investment grade and carry the least credit risk among fixed-income securities.

  [The following table was represented as a pie chart in the printed material]

Lord Abbett's Focus on Quality:
Representative Structure as of 11/30/97

Cash Equivalents                       1.79%

Mortgage-Related Securities
     FHLMC                             8.47%
     GNMA                             11.26%
     FNMA                             47.44%

U.S. Treasury Bonds                    5.90%

U.S. Treasury Notes                   25.14%

Who Owns the Series?

Investor Profile of Lord Abbett U.S. Government Securities Series

--------------------------------------------------------------------------------
Fiduciaries     Trusts                                                     4,258
                Pension & profit-sharing plans                             4,874
                Custodians for minors                                      2,113
                Estates                                                      163
--------------------------------------------------------------------------------
Institutions    Broker-held accounts                                      42,702
                Corporate organizations                                      344
                Religious, charitable & welfare organizations                260
                Banks, credit unions & insurance companies                   176
                Cemeteries & hospitals                                        59
                Government agencies                                           29
                Colleges & universities                                       17
--------------------------------------------------------------------------------
Individuals     Single & joint accounts & IRAs                            44,774
--------------------------------------------------------------------------------
Other                                                                        117
--------------------------------------------------------------------------------
Total Accounts in the Series on 11/30/97                                  99,886
--------------------------------------------------------------------------------

ABOUT THE LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES

The Series invests in intermediate-term U.S. Government securities. A portfolio of these securities has generated a competitive distribution rate, with less volatility than longer term U.S. Government bonds.

  [The following table was represented as a bar graph in the printed material]

Lord Abbett Limited Duration U.S. Government Securities Series(1)
Growth of $100,000 (as of 11/30/97)

 1 Year    3 years  Life of Series
----------------------------------
$102,897  $115,815    $112,033

The Limited Duration U.S. Government Securities Series' Distribution Rate on 11/30/97 was 5.55%(2)

ABOUT THE BALANCED SERIES

The Series allocates its assets between fixed-income securities and equity holdings, based on our economic outlook. This strategy has provided investors with strong total returns, while generating monthly income.

  [The following table was represented as a bar graph in the printed material]

Lord Abbett Balanced Series(3)
Growth of $100,000 (as of 11/30/97)

 1 Year    Life of Series
--------------------------
$109,953      $149,588

The Balanced Series' Average Annual Rate of Total Return Since Inception: 14.7%

Total return shown reflects the percent change in value for Class A shares with both dividends and capital gains reinvested.

(1) The Limited Duration U.S. Government Securities Series commenced operations on 11/4/93. Results reflect the deduction of the reduced 2.50% sales charge applicable to Class A share investments of $100,000.

(2)   Based on the Class A share maximum offering price.

(3) The Balanced Series commenced operations on 12/27/94. Results reflect the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000. For Series' performance at the respective maximum Class A share sales charges, see page 1.

Important Information

Each Series' respective SEC yield is calculated on its maximum offering price on 12/31/97, using a standard method which does not take into account certain portfolio strategies. Series' distribution rates differ from SEC yields primarily because each Series purchases short- and intermediate-term, high-coupon securities at a premium and distributes to shareholders all of the interest income on those securities without amortizing the premiums. This practice is consistent with applicable tax regulations and generally accepted accounting principles, but may result in a decrease in the net asset values of shares of the Series as the market values of the premium securities decrease over time. Dividends paid from this interest income are taxable to shareholders as ordinary income. Neither the U.S. Government Securities Series nor the Limited Duration U.S. Government Securities Series is insured or guaranteed by the U.S. Government.

Results quoted herein represent past performance based on the current sales charge schedules and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The U.S. Government Securities Series' sales charge structure has changed from the past. If interest rates rise, the value of bonds purchased by the Series would decrease, causing a decrease in the Series' share values. If used as sales material after 3/31/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Statement of Net Assets

U.S. GOVERNMENT SECURITIES SERIES  November 30, 1997

                                                                                                       Principal
                               Investments                                                                Amount     Market Value
================================================================================================================================
Investments in Securities 98.21%
================================================================================================================================
U.S. Treasury 31.04%           U.S. Treasury Bonds 10 5/8% due 8/15/2015+                              $ 19,560M  $   29,071,050
                               U.S. Treasury Bonds Strips due 8/15/2020                                 237,000M      59,212,969
                               U.S. Treasury Inflation Index Notes 3 3/8% due 1/15/2007+                 20,000M      20,093,750
                               U.S. Treasury Inflation Index Notes 3 5/8% due 7/15/2002                  83,784M      84,517,110
                               U.S. Treasury Notes 6% due 6/30/1999+                                    177,000M     177,636,094
                               U.S. Treasury Notes 6 1/4% due 4/30/2001+                                 60,600M      61,357,500
                               U.S. Treasury Notes 6 3/8% due 5/15/2000                                 120,000M     121,556,250
                               U.S. Treasury Notes 7 1/4% due 5/15/2016+                                 35,000M      39,375,000
                               U.S. Treasury Notes 7 5/8% due 2/15/2025+                                 11,050M      13,239,281
                               U.S. Treasury Strips due 2/15/2009+                                      105,000M      53,714,063
                               U.S. Treasury Strips due 2/15/2015                                       143,000M      50,005,313
                               Total                                                                                 709,778,380
------------------------------------------------------------------------------------------------------------------==============
Federal Home Loan              7 1/2% due on an announced basis                                          92,000M      93,955,000
Mortgage Corporation           10 1/2% due 5/1/2020                                                      11,751M      13,121,235
Pass-Through Securities 4.68%  Total                                                                                 107,076,235
------------------------------------------------------------------------------------------------------------------==============
Federal National               5 1/2% due 11/1/2025                                                       4,524M       4,225,529
Mortgage Association           6.21% due 11/7/2007                                                       45,000M      44,782,031
Pass-Through Securities 47.44% 6.34% due 10/16/2007                                                      27,200M      27,323,250
                               6 1/2% due on an announced basis                                         299,000M     294,553,126
                               6 1/2% due 2024 to 2026                                                   31,709M      31,154,968
                               6.56% due 10/1/2007                                                       10,162M      10,254,176
                               6 5/8% due 10/1/2007                                                       9,792M       9,925,585
                               6.665% due 11/1/2007                                                       3,230M       3,281,983
                               6.67% due 11/1/2004                                                        7,755M       7,865,266
                               6.68% due 10/1/2007                                                        9,843M      10,013,218
                               6.69% due 9/1/2007                                                         7,988M       8,131,356
                               6.695% due 11/1/2007                                                       1,500M       1,526,953
                               6 3/4% due 10/1/2007                                                       8,043M       8,221,629
                               6.765% due 5/1/2007                                                        4,978M       5,091,921
                               6.775% due 10/1/2007                                                       7,045M       7,214,256
                               6.799% due 3/1/2007                                                        5,887M       6,031,968
                               6.80% due 2004 to 2007                                                     7,899M       8,092,354
                               6.805% due 3/1/2007                                                        4,972M       5,096,933

Statement of Net Assets

U.S. GOVERNMENT SECURITIES SERIES  November 30, 1997

                                                                                                       Principal
                               Investments                                                                Amount    Market Value
================================================================================================================================
                               6.825% due 11/1/2007                                                    $  4,300M  $    4,416,906
                               6.84% due 10/1/2007                                                        2,723M       2,799,983
                               6.86% due 10/1/2004                                                        6,624M       6,780,615
                               6.91% due 3/1/2007                                                         4,972M       5,131,249
                               6.935% due 4/1/2004                                                        4,906M       5,033,096
                               6.96% due 4/2/2007                                                        25,000M      26,378,906
                               7% due on an announced basis                                             459,000M     461,110,470
                               7% due 2011 to 2012                                                       10,916M      11,082,375
                               7.043% due 12/1/2006                                                      12,027M      12,459,002
                               7 1/2% due on an announced basis                                          49,000M      50,117,813
                               7 1/2% due 11/1/2023                                                       6,227M       6,513,061
                               Total                                                                               1,084,609,978
------------------------------------------------------------------------------------------------------------------==============
Government National            6 1/4% due 2035 to 2036                                                    6,993M       6,610,794
Mortgage Association           6 1/2% due 3/15/2031                                                       5,869M       5,642,313
Pass-Through Securities 11.26% 6.55% due 3/15/2031                                                        6,923M       6,672,869
                               7 1/2% due 2026 to 2027                                                  191,618M     195,598,334
                               8% due 2024                                                               22,705M      23,524,634
                               9% due 2018 to 2020                                                        6,670M       7,212,839
                               9 1/2% due 2019 to 2020                                                    1,840M       2,001,112
                               10% due 2018 to 2019                                                       9,060M      10,113,287
                               Total                                                                                 257,376,182
------------------------------------------------------------------------------------------------------------------==============
Other 3.79%                    Federal Home Loan Mortgage Corp. 7% due 2027                              86,430M      86,753,614
                               -----------------------------------------------------------------------------------==============
                               Total Investments (Cost $2,199,755,417)                                             2,245,594,389
================================================================================================================================
Other Assets, Less Liabilities 1.78%
================================================================================================================================
Other Assets
Short-Term Investments         Federal Home Loan Banks 5.60% due 12/1/1997                               23,321M      23,310,117
U.S. Government Obligations    Federal Home Loan Banks 15% due 1997                                     470,000M     471,620,313
                               Federal Home Loan Mortgage Corp. 13% due 12/11/1997                      260,000M     260,528,125
                               Federal Home Loan Mortgage Corp. 15% due 1/14/1998                       118,740M     120,075,839
                               Federal National Mortgage Association 5.45% due 12/1/1997                 41,300M      41,253,487
                               Student Loan Marketing Association 5.60% due 12/1/1997                    24,260M      24,248,679
                               Total                                                                                 941,036,560
------------------------------------------------------------------------------------------------------------------==============
Other (See Note 5)                                                                                                   258,514,856
                               -----------------------------------------------------------------------------------==============
                               Total Short-Term Investments (Cost $1,208,580,499)                                  1,199,551,416
------------------------------------------------------------------------------------------------------------------==============
Cash                                                                                                                   1,119,406
------------------------------------------------------------------------------------------------------------------==============
Receivable for:                Investments sold                                                                       14,962,419
                               Interest                                                                               26,197,696
                               Other                                                                                     764,504
                               Total Other Assets                                                                  1,242,595,441
================================================================================================================================
Payable for:                   Investments purchased                                                                 924,402,050
                               Payable for collateral on securities loaned                                           258,514,856
                               Other                                                                                  18,860,977
                               Total Liabilities                                                                   1,201,777,883
                               -----------------------------------------------------------------------------------==============
                               Total Other Assets, Less Liabilities                                                   40,817,558
================================================================================================================================
Net Assets 100.00%                                                                                                $2,286,411,947
================================================================================================================================
                               Class A Shares-Net asset value ($2,081,318,254 / 804,678,136 shares outstanding)   $         2.59
                               Class B Shares-Net asset value ($14,205,104 / 5,496,872 shares outstanding)        $         2.58
                               Class C Shares-Net asset value ($190,888,589 / 73,646,340 shares outstanding)      $         2.59

+Securities (or a portion of securities) on loan. See Note 5. See Notes to Financial Statements.

Statement of Net Assets

LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES  November 30, 1997

                                                                                                       Principal
                               Investments                                                                Amount    Market Value
================================================================================================================================
Investments in Securities 76.86%
================================================================================================================================
U.S. Treasury 45.71%           U.S. Treasury Inflation Index Notes 3 3/8% due 1/15/2007                $    250M  $      251,172
                               U.S. Treasury Inflation Index Notes 3 5/8% due 7/15/2002                     250M         252,188
                               U.S. Treasury Notes 5% due 1/15/1999                                       1,370M       1,358,441
                               U.S. Treasury Notes 6 1/4% due 4/15/2001                                   2,800M       2,835,000
                               Total                                                                                   4,696,801
------------------------------------------------------------------------------------------------------------------==============
Federal National               6 1/2% due on an announced basis                                           1,550M       1,544,671
Mortgage Association           6 1/2% due 2007 to 2011                                                      522M         522,811
Pass-Through Securities 24.08% 6.67% due 11/1/2004                                                          100M         101,421
                               6.80% due 1/1/2004                                                            99M         101,103
                               6.86% due 10/1/2004                                                          100M         102,355
                               6.935% due 4/1/2004                                                          100M         102,091
                               Total                                                                                   2,474,452
------------------------------------------------------------------------------------------------------------------==============
Government National            10% due 6/15/2019                                                             49M          55,155
Mortgage Association           10 1/2% due 2013 to 2020                                                     597M         671,640
Pass-Through Securities 7.07%  Total                                                                                     726,795
                               -----------------------------------------------------------------------------------==============
                               Total Investments (Cost $7,869,395)                                                     7,898,048
================================================================================================================================
Other Assets, Less Liabilities 23.14%
================================================================================================================================
Short-Term Investments         Financing Corp. due 6/27/1998                                                350M         339,172
                               U.S. Treasury Notes 5 7/8% due 8/15/1998                                   3,400M       3,403,719
                               Total Short-Term Investments (Cost $3,736,969)                                          3,742,891
------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables,
Net of Liabilities                                                                                                    (1,364,718)
                               -----------------------------------------------------------------------------------==============
                               Total Other Assets, Less Liabilities                                                    2,378,173
================================================================================================================================
Net Assets 100.00%                                                                                                $   10,276,221
================================================================================================================================
                               Class A Shares-Net asset value ($4,835,988 / 1,098,742 shares outstanding)         $         4.40
                               Class C Shares-Net asset value ($5,440,233 / 1,235,919 shares outstanding)         $         4.40

                               See Notes to Financial Statements.

Statement of Net Assets

BALANCED SERIES  November 30, 1997


                               Investments                                                                   Shares     Market Value
====================================================================================================================================
Investments in Securities 92.48%
==================================================================================================================================
Common Stocks 48.44%
==================================================================================================================================
Agricultural Products .95%     Archer-Daniels-Midland Co.-Leading processor and seller of agricultural
                               commodities                                                                    9,050     $  193,444
------------------------------------------------------------------------------------------------------------------------==========
Apparel .68%                   VF Corp.-Leading producer of blue jeans and other apparel                      3,000        138,563
------------------------------------------------------------------------------------------------------------------------==========
Auto Parts: After Market .86%  Snap-on, Inc.-Manufacturer and distributor of hand tools and diagnostic
                               equipment for the automotive industry                                          4,000        175,750
------------------------------------------------------------------------------------------------------------------------==========
Automobiles .81%               General Motors Corp.-Worldwide auto producer                                   2,700        164,700
------------------------------------------------------------------------------------------------------------------------==========
Banks: Money Center 2.64%      BankAmerica Corp.-Major money-center bank                                      2,950        215,350
                               Chase Manhattan Corp.-Major money-center bank holding company                  1,650        179,231
                               First Chicago NBD-Major midwest bank                                           1,800        140,850
                               Total                                                                                       535,431
------------------------------------------------------------------------------------------------------------------------==========
Banks: Regional 2.81%          BankBoston, N.A.-Leading New England regional bank                             2,200        196,075
                               First Union Corp.-Major east coast bank                                        2,300        112,125

Statement of Net Assets
BALANCED SERIES November 30, 1997


                               Investments                                                                   Shares    Market Value
===================================================================================================================================
                               KeyCorp-Multi-regional bank holding company serving the northwest U.S.          1,650      $ 111,272
                               Washington Mutual-A leading savings and loan company                            2,205        152,421
                               Total                                                                                        571,893
--------------------------------------------------------------------------------------------------------------------------=========
Brokers .72%                   Morgan Stanley, Dean Witter, Discover & Co.-Major brokerage and credit card
                               company                                                                         2,700        146,644
--------------------------------------------------------------------------------------------------------------------------=========
Chemicals 2.48%                Air Products & Chemicals Inc.-Industrial gas producer                           2,900        222,394
                               Dow Chemical Co.-Leading global chemical producer                               1,300        128,375
                               Morton International Inc.-Producer of specialty chemicals, salt and airbags     4,500        153,281
                               Total                                                                                        504,050
--------------------------------------------------------------------------------------------------------------------------=========
Communications Equipment .70%  Harris Corp.-Manufacturer of advanced electronic systems and communications
                               equipment                                                                       3,000        142,313
--------------------------------------------------------------------------------------------------------------------------=========
Computer (Hardware) 2.53%      Digital Equipment Corp.-Manufacturer of data processing equipment               2,000         98,500
                               Hewlett-Packard Co.-Leading manufacturer of computer products including
                               printers, servers, workstations and PCs                                         3,300        201,506
                               International Business Machines Corp.-Largest computer manufacturer             1,950        213,647
                               Total                                                                                        513,653
--------------------------------------------------------------------------------------------------------------------------=========
Computer (Peripherals) .33%   *Seagate Technology Inc.-Manufacturer of computer disk drive equipment           3,000         68,063
--------------------------------------------------------------------------------------------------------------------------=========
Computer (Software) .53%      *Sun Microsystems Inc.-Supplier of network computer products including workstations, servers, software, microprocessors and a full range of
                               services and support                                                            3,000        108,000
--------------------------------------------------------------------------------------------------------------------------=========
Containers .50%                Crown Cork & Seal Inc.-Major producer of a wide variety of three-piece and
                               two-steel and aluminum containers for the food industry                         2,100        102,506
--------------------------------------------------------------------------------------------------------------------------=========
Drugs/Health Care Products     American Home Products Corp.-Producer of drugs, food housewares and packaged
2.16%                          medicine and medical products                                                   2,500        174,688
                               Bristol-Myers Squibb Company-Major worldwide pharmaceutical concern with other interests in infant nutrition, non-prescription medications, medical
                               devices and toiletries                                                          1,500        140,438
                               SmithKline Beecham plc ADR-United Kingdom-based health care company providing
                               prescription and over-the-counter drugs and clinical laboratory services        2,500        124,063
                               Total                                                                                        439,189
--------------------------------------------------------------------------------------------------------------------------=========
Electric Power 2.03%           Baltimore Gas & Electric Co.-Regional electric utility                          5,600        171,850
                               Carolina Power & Light Co.-Electric utility company serving North and South
                               Carolina                                                                        2,600         97,175
                               CINergy Corp.-Supplier of electricity and natural gas in southwestern Ohio
                               and adjacent Kentucky and Indiana territories                                   4,000        142,500
                               Total                                                                                        411,525
--------------------------------------------------------------------------------------------------------------------------=========
Electrical Equipment 1.57%     Emerson Electric Co.-Diversified manufacturer of consumer and industrial
                               electrical components                                                           5,800        319,000
--------------------------------------------------------------------------------------------------------------------------=========
Financial: Miscellaneous .93%  Federal National Mortgage Association-America's largest supplier of
                               conventional home mortgages                                                     3,600        190,125
--------------------------------------------------------------------------------------------------------------------------=========
Food 3.40%                     ConAgra Inc.-Major producer of agricultural and consumer products               5,800        208,438
                               CPC International Inc.-Producer of diversified packaged foods                   1,700        175,738
                               Heinz H.J. Co.-Domestic packaged foods producer                                 6,150        307,884
                               Total                                                                                        692,060
--------------------------------------------------------------------------------------------------------------------------=========
Health Care Products .47%      St. Jude Medical, Inc.-A leading manufacturer of artificial heart valves        3,200         94,800
--------------------------------------------------------------------------------------------------------------------------=========
Health Care Services 1.24%     Aetna Inc.-Major multi-line insurer                                             1,400        105,525
                               Humana Inc.-Major U.S. provider of managed health plans                         6,650        147,547
                               Total                                                                                        253,072
--------------------------------------------------------------------------------------------------------------------------=========
Household Products 2.03%       Fort James Corp.-Producer of paper-based consumer products, packaging and
                               communication papers                                                            4,600        179,975
                               Kimberly Clark Corp.-Major producer of consumer and personal care products      4,462        232,303
                               Total                                                                                        412,278
--------------------------------------------------------------------------------------------------------------------------=========
Housewares .69%                Fortune Brands Inc.-Consumer products conglomerate                              3,900        141,131
--------------------------------------------------------------------------------------------------------------------------=========
Insurance: Life 1.48%          Jefferson-Pilot Corp.-Life insurance holding company                            1,950        148,809
                               Transamerica Corp.-Diversified financial services company                       1,400        151,987
                               Total                                                                                        300,796
                               -------------------------------------------------------------------------------------------=========

Statement of Net Assets

BALANCED SERIES  November 30, 1997

                                                                                                            Shares or
                               Investments                                                           Principal Amount   Market Value
====================================================================================================================================
Insurance: Property and        Chubb Corp.-Broad-based property and casualty insurance organization             3,200   $    227,000
Casualty 2.64%                 CIGNA Corp.-Multi-line insurance and medical services                              900        150,525
                               SAFECO Corp.-Insurance and financial services                                    3,250        158,844
                               Total                                                                                         536,369
------------------------------------------------------------------------------------------------------------------------============
Machinery: Diversified 1.15%   Deere & Co.-World's largest manufacturer of farm equipment                       4,250        232,952
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous .77%             Minnesota Mining & Manufacturing Co.-Diversified global manufacturer of
                               value-added industrial, consumer and medical products                            1,600        155,900
------------------------------------------------------------------------------------------------------------------------============
Natural Gas: Distribution .83% Nicor Inc.-Natural gas distributor in Illinois                                   4,200        169,050
------------------------------------------------------------------------------------------------------------------------============
Natural Gas: Diversified 1.11% The Coastal Corporation-A diversified gas pipeline company                       3,850        225,465
------------------------------------------------------------------------------------------------------------------------============
Natural Gas: Pipelines .58%    Consolidated Natural Gas Co.-Producer of integrated natural gas systems          1,950        117,730
------------------------------------------------------------------------------------------------------------------------============
Oil: International Integrated  Amoco Corp.-Major integrated petroleum and natural gas company with sizable
3.06%                          interests in chemicals                                                           1,750        157,500
                               Chevron Corp.-Worldwide petroleum company with important interests in chemicals
                               and minerals                                                                     2,100        168,394
                               Exxon Corp.-World's largest integrated oil company                               2,400        146,400
                               Mobil Corp.-Large international oil company                                      2,100        151,069
                               Total                                                                                         623,363
------------------------------------------------------------------------------------------------------------------------============
Paper and Forest Products      International Paper Co.-Producer of paper and forest products                    3,850        182,633
1.67%                          Temple-Inland, Inc.-Leading manufacturer of corrugated boxes, bleached
                               paperboard, pulp and building materials                                          2,750        157,093
                               Total                                                                                         339,726
------------------------------------------------------------------------------------------------------------------------============
Retail: Department and
Merchandise .46%               May Department Stores Company-Leading department store retailer                  1,750         94,063
------------------------------------------------------------------------------------------------------------------------============
Retail: Specialty .92%         Toys R Us Inc.-Discount toy supermarts; department stores                        5,500        187,688
------------------------------------------------------------------------------------------------------------------------============
Telephone: Local 1.65%         Bell Atlantic Corp.-Regional telephone company                                   1,200        107,100
                               BellSouth Corp.-Regional telephone company                                       2,050        112,238
                               SBC Communication Inc.-Mexican telephone monopoly                                1,600        116,500
                               Total                                                                                         335,838
------------------------------------------------------------------------------------------------------------------------============
Tobacco 1.06%                  Philip Morris Inc.-Leading tobacco company                                       2,750        119,625
                               RJR Nabisco-Diversified food and tobacco producer                                2,650         96,559
                               Total                                                                                         216,184
                               -----------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $7,847,183)                                        9,853,314
====================================================================================================================================
U.S. Government Obligations 44.04%
====================================================================================================================================
                               Federal National Mortgage Association 7% due 2027                               2,475M      2,480,800
                               Federal National Mortgage Association 7% due on an announced basis                700M        701,422
                               Government National Mortgage Association 7 1/2% due 2027                        1,023M      1,044,523
                               U.S. Treasury Bonds 10 5/8% due 8/15/2015                                       1,000M      1,486,250
                               U.S. Treasury Inflation Index Notes 3 5/8% due 7/15/2002                          200M        200,938
                               U.S. Treasury Inflation Index Notes 3 3/8% due 1/15/2007                          200M        200,938
                               U.S. Treasury Notes 6 7/8% due 8/15/2025                                          890M        977,888
                               U.S. Treasury Notes 6 1/4% due 5/31/1999                                          750M        755,156
                               U.S. Treasury Notes 5 1/4% due 1/31/2001                                          320M        314,900
                               U.S. Treasury Notes 5% due 1/31/1999                                              800M        793,250
                               Total Investments in U.S. Government Obligations (Cost $8,825,636)                          8,956,877
                               -----------------------------------------------------------------------------------------============
                               Total Investments (Cost $16,672,819)                                                       18,810,191
====================================================================================================================================
Other Assets, Less Liabilities 7.52%
====================================================================================================================================
Short-Term Investments         General Electric Capital Corp. 5.55% due 12/1/1997                                750M        750,000
                               Prudential Funding Corp. 5.55% due 12/1/1997                                      750M        750,000
                               Total Short-Term Investments (Cost $1,500,000)                                              1,500,000
                               -----------------------------------------------------------------------------------------============

====================================================================================================================================
Cash                                                                                                                     $   392,271
-------------------------------------------------------------------------------------------------------------------------===========
Receivable for:                Interest                                                                                      115,634
                               Capital stock sold                                                                            186,905
                               Securities sold                                                                               135,147
                               Dividends                                                                                      19,242
                               Other                                                                                          36,182
                               ------------------------------------------------------------------------------------------===========
                               Total Other Assets                                                                          2,385,381
                               ------------------------------------------------------------------------------------------===========
Payable for:                   Securities purchased                                                                          853,633
                               Other                                                                                           1,514
                               Total Liabilities                                                                             855,147
                               ------------------------------------------------------------------------------------------===========
                               Total Other Assets, Less Liabilities                                                        1,530,234
====================================================================================================================================
Net Assets 100.00%                                                                                                       $20,340,425
====================================================================================================================================
                               Class A Shares-Net asset value ($17,148,738 / 1,340,258 shares outstanding)               $     12.80
                               Class C Shares-Net asset value ($3,191,687 / 249,784 shares outstanding)                  $     12.78

*Non-income producing. The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and unaudited. See Notes to Financial Statements.

Statements of Operations

                                                                                     Year Ended November 30, 1997
                                                                   ----------------------------------------------
                                                                                      Limited Duration
                                                                   U.S. Government    U.S. Government    Balanced
Investment Income                                                  Securities Series  Securities Series  Series
=================================================================================================================
Income        Interest                                             $    218,195,748   $    724,491   $    585,153
              Dividends                                                          --             --        164,480
              Total income                                              218,195,748        724,491        749,633
              ---------------------------------------------------------------------------------------------------
Expenses      Management fee                                             12,500,454         57,654        113,238
              Management fee waived                                              --        (54,884)       (65,087)
              12b-1 distribution plan-Class A                             6,368,420             --             --
              12b-1 distribution plan-Class B                                93,175             --             --
              12b-1 distribution plan-Class C                             1,842,584         63,057         23,527
              Shareholder servicing                                       3,070,792         20,813         48,004
              Reports to shareholders                                       383,183          3,627          2,423
              Professional                                                  150,724         19,492         13,430
              Registration                                                   60,000         33,000         37,847
              Trustees                                                       53,000            300            300
              Organization                                                       --         15,456          7,615
              Other                                                          55,992         10,410          7,667
              Total expenses before reductions and reimbursements        24,578,324        168,925        188,964
              Expenses assumed by Lord Abbett                                    --        (47,168)            --
              Expense reductions                                           (368,299)          (914)        (1,226)
              Net expenses                                               24,210,025        120,843        187,738
              ---------------------------------------------------------------------------------------------------
              Net investment income                                     193,985,723        603,648        561,895
              ---------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
=================================================================================================================
Realized gain (loss) from investment transactions
              Proceeds from sales                                    25,876,715,130     37,358,444     35,396,467
              Cost of investments sold                               25,919,745,530     37,319,422     34,816,545
              Net realized gain (loss)                                  (43,030,400)        39,022        579,922
              ---------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments                   (10,950,190)      (103,709)       874,298
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  (53,980,590)       (64,687)     1,454,220
-----------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $    140,005,133   $    538,961   $  2,016,115
=================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                     Year Ended November 30, 1997
                                                                                 ------------------------------------------------
                                                                                                    Limited Duration
                                                                                   U.S. Government  U.S. Government      Balanced
Increase (Decrease) in Net Assets                                                Securities Series  Securities Series      Series
=================================================================================================================================
Operations    Net investment income                                                $   193,985,723   $    603,648    $    561,895
              Net realized gain (loss) from investment transactions                    (43,030,400)        39,022         579,922
              Net unrealized appreciation (depreciation) of investments                (10,950,190)      (103,709)        874,298
              Net increase in net assets resulting from operations                     140,005,133        538,961       2,016,115
              -------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions                     --             --           4,365
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
              Net investment income-Class A                                           (182,138,357)      (262,499)       (469,284)
              Net investment income-Class B                                               (669,146)            --              --
              Net investment income-Class C                                            (15,887,823)      (339,791)        (64,755)
              Net realized gain from investment transactions-Class A                            --             --        (142,166)
              Net realized gain from investment transactions-Class C                            --             --         (25,083)
              Total distributions                                                     (198,695,326)      (602,290)       (701,288)
              -------------------------------------------------------------------------------------------------------------------
Share transactions:
              Net proceeds from sales of shares                                         90,093,672      4,751,764       8,440,332
              Net asset value of shares issued to shareholders in reinvestment of
              net investment income and realized gain from investment transactions      92,399,913        373,050         578,863
              Net asset value of shares issued in exchange for assets
              acquired in tax-free acquisition                                                  --             --              --
              Total                                                                    182,493,585      5,124,814       9,019,195
              -------------------------------------------------------------------------------------------------------------------
              Cost of  shares reacquired                                              (744,682,611)    (7,481,616)     (1,404,283)
              -------------------------------------------------------------------------------------------------------------------
              Increase (decrease) in net assets derived from share transactions       (562,189,026)    (2,356,802)      7,614,912
              -------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                     (620,879,219)    (2,420,131)      8,934,104
---------------------------------------------------------------------------------------------------------------------------------
Net Assets    Beginning of period                                                    2,907,291,166     12,696,352      11,406,321
              -------------------------------------------------------------------------------------------------------------------
              End of period+                                                       $ 2,286,411,947   $ 10,276,221    $ 20,340,425
              ===================================================================================================================

                                                                                        Year Ended
                                                                                 November 30, 1996
                                                                                 -----------------

                                                                                   U.S. Government
Increase (Decrease) in Net Assets                                                Securities Series
==================================================================================================
Operations    Net investment income                                                $   243,527,547
              Net realized gain (loss) from investment transactions                   (135,807,633)
              Net unrealized appreciation (depreciation) of investments                 24,404,768
              Net increase in net assets resulting from operations                     132,124,682
              ------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions                     --
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
              Net investment income-Class A                                           (234,687,601)
              Net investment income-Class B                                                (53,288)
              Net investment income-Class C                                             (7,753,839)
              Net realized gain from investment transactions-Class A                            --
              Net realized gain from investment transactions-Class C                            --
              Total distributions                                                     (242,494,728)
              ------------------------------------------------------------------------------------
Share transactions:
              Net proceeds from sales of shares                                        205,714,518
              Net asset value of shares issued to shareholders in reinvestment of
              net investment income and realized gain from investment transactions     115,794,926
              Net asset value of shares issued in exchange for assets
              acquired in tax-free acquisition                                         285,355,479
              Total                                                                    606,864,923
              ------------------------------------------------------------------------------------
              Cost of shares reacquired                                               (862,069,019)
              ------------------------------------------------------------------------------------
              Increase (decrease) in net assets derived from share transactions       (255,204,096)
              ------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                     (365,574,142)
--------------------------------------------------------------------------------------------------
Net Assets    Beginning of period                                                    3,272,865,308
              ------------------------------------------------------------------------------------
              End of period+                                                       $ 2,907,291,166
              ====================================================================================

+Including undistributed (overdistributed) net investment income of $16,785,027, $(33,548) and $17,019, respectively, as of November 30, 1997 and $21,494,630 as of November 30, 1996. See Notes to Financial Statements.


                                                                                    One Month Ended November 30, 1996
                                                                                -------------------------------------
                                                                                  Limited Duration
                                                                                   U.S. Government           Balanced
Increase (Decrease) in Net Assets                                                Securities Series             Series
=====================================================================================================================
Operations    Net investment income                                                   $     46,080       $     27,534
              Net realized gain (loss) from investment transactions                         61,342             26,147
              Net unrealized appreciation of investments                                    26,842            468,521
              Net increase in net assets resulting from operations                         134,264            522,202
              -------------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions                     --                 --
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
              Net investment income-Class A                                                (23,217)           (33,810)
              Net investment income-Class C                                                (32,286)            (5,272)
              Net realized gain from investment transactions-Class A                            --                 --
              Net realized gain from investment transactions-Class C                            --                 --
              Total distributions                                                          (55,503)           (39,082)
              -------------------------------------------------------------------------------------------------------
Share transactions:
              Net proceeds from sales of shares                                            201,352            274,243
              Net asset value of shares issued to shareholders in reinvestment
              of net investment income and realized gain from investment transactions       38,005             30,893
              Net asset value of shares issued in exchange for assets
              acquired in tax-free acquisition                                                  --                 --
              Total                                                                        239,357            305,136
              -------------------------------------------------------------------------------------------------------
              Cost of shares reacquired                                                   (356,754)          (369,841)
              -------------------------------------------------------------------------------------------------------
              Increase (decrease) in net assets derived from  share transactions          (117,397)           (64,705)
              -------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                          (38,636)           418,415
---------------------------------------------------------------------------------------------------------------------
Net Assets    Beginning of period                                                       12,734,988         10,987,906
              -------------------------------------------------------------------------------------------------------
              End of period+                                                          $ 12,696,352       $ 11,406,321
              =======================================================================================================

                                                                                    Year Ended October 31, 1996
--------------------------------------------------------------------------------------------------------------------
                                                                                       Limited Duration
                                                                                        U.S. Government    Balanced
Increase (Decrease) in Net Assets                                                     Securities Series      Series
====================================================================================================================

Operations    Net investment income                                                   $    345,962     $    331,658
              Net realized gain (loss) from investment transactions                        (24,632)         179,639
              Net unrealized appreciation of investments                                    93,038          446,760
              Net increase in net assets resulting from operations                         414,368          958,057
              ------------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions                     --              974
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
              Net investment income-Class A                                               (304,434)        (305,290)
              Net investment income-Class C                                               (101,264)         (20,498)
              Net realized gain from investment transactions-Class A                            --          (99,333)
              Net realized gain from investment transactions-Class C                            --           (6,322)
              Total distributions                                                         (405,698)        (431,443)
              ------------------------------------------------------------------------------------------------------
Share transactions:
              Net proceeds from sales of shares                                          4,145,228        3,426,542
              Net asset value of shares issued to shareholders in reinvestment
              of net investment income and realized gain from investment transactions      282,194          357,344
              Net asset value of shares issued in exchange for assets
              acquired in tax-free acquisition                                           7,981,785        2,971,062
              Total                                                                     12,409,207        6,754,948
              ------------------------------------------------------------------------------------------------------
              Cost of shares reacquired                                                 (8,604,516)      (2,007,309)
              ------------------------------------------------------------------------------------------------------
              Increase (decrease) in net assets derived from  share transactions         3,804,691        4,747,639
              ------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                        3,813,361        5,275,227
--------------------------------------------------------------------------------------------------------------------
Net Assets    Beginning of period                                                        8,921,627        5,712,679
              ------------------------------------------------------------------------------------------------------
              End of period+                                                          $ 12,734,988     $ 10,987,906
              ======================================================================================================

+Including (overdistributed) net investment income of $(34,906) and $(15,202), respectively, as of November 30, 1996,and $(25,483) and $(3,654), respectively, as of October 31, 1996. See Notes to Financial Statements.

Financial Highlights

U.S. GOVERNMENT SECURITIES SERIES

                                                                           Class A Shares              Class B Shares
                                               ------------------------------------------- ------------------------------
                                                                                                   Year
                                                                                                  Ended
                                                                  Year Ended November 30,  November 30,     8/1/96(a)
Per Share Operating Performance:                1997      1996    1995      1994     1993          1997   to 11/30/96
========================================================================================== ==============================
Net asset value, beginning of period           $2.63     $2.73  $ 2.59    $ 3.00   $ 2.94         $2.63         $2.57
------------------------------------------------------------------------------------------ ------------------------------
      Income from investment operations
      Net investment income                      .20(e)    .215    .235      .247     .239          .18(e)        .063
      Net realized and unrealized gain (loss)
      on investments                            (.03)     (.105)   .136     (.3685)   .070         (.04)          .060
      Total from investment operations           .17       .11     .371     (.1215)   .309          .14           .123
      ------------------------------------------------------------------------------------ ------------------------------
      Distributions
      Dividends from net investment income      (.21)     (.210)  (.231)    (.246)   (.249)        (.19)         (.063)
      Distribution from net realized gain          --        --      --     (.0425)     --           --             --
      ------------------------------------------------------------------------------------ ------------------------------
Net asset value, end of period                 $2.59     $2.63  $ 2.73    $ 2.59   $ 3.00         $2.58         $2.63
------------------------------------------------------------------------------------------ ------------------------------
Total Return(b)                                 6.67%     4.41%  14.89%    (4.24)%  10.70%         5.47%         5.45%(c)
============================================================================================================================
      Ratios to Average Net Assets:
      Expenses                                  0.92%(f)  0.88%   0.90%     0.90%    0.89%         1.64%(f)      0.48%(c)
      Net investment income                     7.82%     8.12%   8.85%     8.92%    7.94%         6.77%         2.21%(c)
      ======================================================================================================================

                                                          Class C Shares
                                               ------------------------------
                                                       Year
                                                      Ended
                                               November 30,    7/15/96(a)
Per Share Operating Performance:                       1997   to 11/30/96
=============================================================================
Net asset value, beginning of period                  $2.63         $2.55
-----------------------------------------------------------------------------
      Income from investment operations
      Net investment income                             .18(e)        .066
      Net realized and unrealized gain (loss)
      on investments                                   (.03)          .085
      Total from investment operations                  .15           .151
      -----------------------------------------------------------------------
      Distributions
      Dividends from net investment income             (.19)         (.071)
      Distribution from net realized gain                --             --
      -----------------------------------------------------------------------
Net asset value, end of period                        $2.59         $2.63
-----------------------------------------------------------------------------
Total Return(b)                                        5.86%         6.49%(c)
=============================================================================
      Ratios to Average Net Assets:
      Expenses                                         1.55%(f)      0.60%(c)
      Net investment income                            7.25%         2.60%(c)
      =======================================================================


                                                    Year Ended November 30,
                                       -------------------------------------
Supplemental Data for All Classes:           1997         1996         1995
------======================================================================
      Net assets, end of period (000)  $2,286,412   $2,907,291   $3,272,865
      Portfolio turnover rate              712.82%      820.59%      544.31%
      ======================================================================


                                       Year Ended November 30,
                                       ------------------------
Supplemental Data for All Classes:           1994         1993
------=========================================================
      Net assets, end of period (000)  $3,232,012   $3,909,868
      Portfolio turnover rate              790.57%      586.18%
      =========================================================


LIMITED DURATION SERIES

                                                                                                Class A Shares
                                               --------------------------------------------------------------------
                                                       Year         One
                                                      Ended       Month
                                               November 30,       Ended    Year Ended  Year Ended   11/4/93(d)
Per Share Operating Performance:                       1997    11/30/96      10/31/96    10/31/95  to 10/31/94
===================================================================================================================
Net asset value, beginning of period                $  4.42     $  4.39       $  4.53     $  4.44      $  4.85
-------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                             .25(e)      .0174         .1912       .2316        .2650
      Net realized and unrealized gain (loss)
      on investments                                   (.02)        .0333        (.0751)      .1017       (.4123)
      Total from investment operations                  .23         .0507         .1161       .3333       (.1473)
      -------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income             (.25)       (.0207)       (.2561)     (.2433)      (.2627)
      -------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  4.40     $  4.42       $  4.39     $  4.53      $  4.44
-------------------------------------------------------------------------------------------------------------------
Total Return(b)                                        5.46%       1.15%(c)      2.67%       8.16%       (3.09)%(c)
===================================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursement     0.51%(f)    0.11%(c)      1.81%       1.40%        0.89%(c)
      Expenses, excluding waiver and reimbursement     1.40%       0.13%(c)      2.73%       1.71%        0.89%(c)
      Net investment income                            5.81%       0.41%(c)      4.58%       5.62%        5.61%(c)
      =============================================================================================================


                                                                         Class C Shares
                                               --------------------------------------------
                                                       Year
                                                      Ended     One Month
                                               November 30,         Ended    7/15/96(a)
Per Share Operating Performance:                       1997      11/30/96   to 10/31/96
===========================================================================================
Net asset value, beginning of period                $  4.42       $  4.39       $  4.34
-------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                             .21(e)        .0138         .0667
      Net realized and unrealized gain (loss)
      on investments                                   (.02)          .0342         .0515
      Total from investment operations                  .19           .0480         .1182
      -------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income             (.21)         (.0180)       (.0682)
      -------------------------------------------------------------------------------------
Net asset value, end of period                      $  4.40       $  4.42       $  4.39
-------------------------------------------------------------------------------------------
Total Return(b)                                        4.45%         1.09%(c)      2.98%(c)
===========================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursement     1.44%(f)      0.19%(c)      0.69%(c)
      Expenses, excluding waiver and reimbursement     2.32%         0.21%(c)      0.77%(c)
      Net investment income                            4.84%         0.33%(c)      1.26%(c)
      =====================================================================================

                                          Year Ended          One
                                        November 30,  Month Ended  Year Ended  Year Ended   11/4/93(d)
Supplemental Data for All Classes:              1997     11/30/96    10/31/96    10/31/95  to 10/31/94
=======================================================================================================
      Net assets, end of period (000)        $10,276      $12,696     $12,735      $8,922      $10,256
      Portfolio turnover rate                 343.53%      175.98%     340.62%     222.00%      895.63%
      =================================================================================================

    (a) Commencement of offering respective Class shares.
    (b) Total return does not consider the effects of sales loads.
    (c) Not annualized.
    (d) Commencement of operations.
    (e) Calculated using average shares outstanding during the period.
    (f) The ratios for 1997 include expenses paid through an expenses offset arrangement.
        See Notes to Financial Statements.

Financial Highlights

BALANCED SERIES

                                                                                          Class A Shares
                                                   ---------------------------------------------------------
                                                     Year Ended    One Month
                                                   November 30,        Ended     Year Ended  12/27/94(d)
Per Share Operating Performance:                           1997     11/30/96       10/31/96  to 10/31/95
============================================================================================================
Net asset value, beginning of period                   $  11.81     $  11.30       $  10.71     $   9.52
------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                 .47(e)       .0312          .472         .365
      Net realized and unrealized gain on investments      1.15          .5208          .732        1.185
      Total from investment operations                     1.62          .552          1.204        1.55
      ------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                 (.46)        (.0420)        (.462)       (.36)
      Distributions from net realized gain                 (.17)            --         (.152)         --
      ------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  12.80     $  11.81       $  11.30     $  10.71
------------------------------------------------------------------------------------------------------------
Total Return(b)                                           14.24%        4.89%(c)      11.55%       16.32%(c)
============================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursement         1.10%(f)     0.07%(c)       0.93%        0.37%(c)
      Expenses, excluding waiver and reimbursement         1.53%        0.11%(c)       1.59%        1.26%(c)
      Net investment income                                3.89%        0.26%(c)       4.18%        4.39%(c)
      ======================================================================================================

                                                                               Class C Shares
                                                   ----------------------------------------------
                                                       Year Ended    One Month
                                                     November 30,        Ended     7/15/96(a)
Per Share Operating Performance:                             1997     11/30/96    to 10/31/96
=================================================================================================
Net asset value, beginning of period                     $  11.79     $  11.29       $  10.73
-------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                   .35(e)     .0067            .0349
      Net realized and unrealized gain on investments        1.15        .5298            .6346
      Total from investment operations                       1.50        .5365            .6695
      -------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                   (.34)      (.0365)          (.0730)
      Distributions from net realized gain                   (.17)          --           (.0365)
      -------------------------------------------------------------------------------------------
Net asset value, end of period                           $  12.78     $  11.79       $  11.29
-------------------------------------------------------------------------------------------------
Total Return(b)                                             13.14%        4.76%(c)       7.78%(c)
=================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursement           2.08%(f)     0.16%(c)       0.62%(c)
      Expenses, excluding waiver and reimbursement           2.51%        0.20%(c)       0.77%(c)
      Net investment income                                  2.88%        0.17%(c)       0.70%(c)
      ===========================================================================================


                                                         Year Ended             One
                                                       November 30,      Month Ended       Year Ended      12/27/94(d)
Supplemental Data for All Classes:                             1997         11/30/96         10/31/96      to 10/31/95
=======================================================================================================================
      Net assets, end of period (000)                      $ 20,340         $ 11,406         $ 10,988         $  5,713
      Portfolio turnover rate                                216.07%           10.05%          187.78%          131.80%
      Average commissions per share paid
      on equity transactiolns                              $    .058        $    .067     $       .057         $   .056
      =================================================================================================================

      (a) Commencement of offering respective Class shares.
      (b) Total return  does not consider the effects of sales loads.
      (c) Not annualized.
      (d) Commencement of operations.
      (e) Calculated using average shares outstanding during the period.
      (f) The ratios for 1997 include expenses paid through an expenses offset arrangement.
          See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on August 16, 1993. The Trust consists of three separate portfolios ("Series")--Lord Abbett U.S. Government Securities Series ("U.S. Government"), Lord Abbett Limited Duration U.S. Government Securities Series ("Limited Duration") and Lord Abbett Balanced Series ("Balanced"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees.

(b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Discounts on strips are accrued to maturity using the constant yield method. The Trust has elected not to amortize premiums on U.S. Government bonds, which is consistent with the treatment for federal income tax purposes.

(d) With respect to Balanced Series, a portion of the proceeds from sales and costs of repurchases of shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The organization expenses of Limited Duration Series and Balanced Series are amortized evenly over a period of five years from their respective commencement dates of operations.

Notes to Financial Statements

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett &Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Trust. The management fee is based on average daily net assets for each month at the annual rate of 0.50% for U.S. Government Series and Limited Duration Series and 0.75% for Balanced Series. The management fee for U.S. Government Series is reduced to 0.45% for average daily net assets in excess of $3 billion. Lord Abbett waived a portion of its management fee during the period for Limited Duration Series and Balanced Series.

Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Any such other expenses reimbursed are subject to repayment by the Series, pursuant to a formula based on the asset size and expense ratio of each Series. The Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of operations or the termination of the management agreement, whichever is earlier. As of November 30, 1997, other expenses reimbursed by Lord Abbett and not repaid by Limited Duration Series and Balanced Series amounted to $34,952 and $4,576, respectively.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of (a) 0.15% of the average daily net asset value of shares sold prior to September 1, 1985 and 0.25% of the average daily net asset value of shares sold on or after that date for U.S. Government Series and (b) 0.25% of the average daily net asset value of Class A shares of Limited Duration Series and Balanced Series, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net asset value of Class A shares serviced by certain qualifying institutions. The Class A Plan of Limited Duration Series and Balanced Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million and $50 million, respectively. Pursuant to the Class B Plan of U.S. Government Series, the Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of each Series, the Series pay Distributor (1)a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized dealers:

                                                    Distributor         Dealers'
Series                                              Commissions      Concessions
--------------------------------------------------------------------------------
U.S. Government Series-Class A                         $210,555       $1,259,215
--------------------------------------------------------------------------------
Limited Duration Series-Class A                          10,284           64,398
--------------------------------------------------------------------------------
Balanced Series-Class A                                  25,237          169,265
--------------------------------------------------------------------------------

3. Distributions

Dividends from net investment income are declared daily and paid monthly with respect to U.S. Government Series and Limited Duration Series and declared quarterly and paid monthly with respect to Balanced Series. Taxable net realized gains from investment transactions in excess of any capital loss carryforward are distributed to shareholders annually. At November 30, 1997, accumulated net realized gain (loss) for financial reporting purposes aggregated $(615,067,889), $(1,784,459) and $570,450 for U.S. Government Series, Limited Duration Series and Balanced Series, respectively. The capital loss carryforwards for U.S. Government Series and Limited Duration Series (which are substantially the same as the accumulated net realized loss) expire in 2001, 2002, 2003, 2004 and 2005.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

Transactions in shares of beneficial interest (both shares and dollar amounts) were as follows:

                                                                                                Year Ended November 30, 1997
                                                                  -----------------------------   ---------------------------
                                                                        U.S. Government Series       Limited Duration Series
Class A                                                                 Shares          Amount        Shares          Amount
-----------------------------------------------------------------------------------------------   ---------------------------
Sales of shares                                                     25,354,195   $  64,626,884       957,560    $  4,183,207
Shares issued to shareholders in reinvestment of net investment
income and realized gain from investment transactions               33,153,482      84,672,986        39,152         171,185
Total                                                               58,507,677     149,299,870       996,712       4,354,392
-----------------------------------------------------------------------------------------------   ---------------------------
Shares reacquired                                                 (253,938,633)   (648,051,118)   (1,001,795)     (4,369,426)
Increase (decrease) in shares                                     (195,430,956)  $(498,751,248)       (5,083)   $    (15,034)
-----------------------------------------------------------------------------------------------------------------------------


                                                             Year Ended November 30, 1997
                                                             ----------------------------
                                                                          Balanced Series
Class A                                                            Shares          Amount
-----------------------------------------------------------------------------------------
Sales of shares                                                   556,934    $  6,810,253
Shares issued to shareholders in reinvestment of net investment
income and realized gain from investment transactions              42,316         502,999
Total                                                             599,250       7,313,252
-----------------------------------------------------------------------------------------
Shares reacquired                                                 (79,396)       (966,521)
Increase (decrease) in shares                                     519,854    $  6,346,731
-----------------------------------------------------------------------------------------

                                                                                                             One Month Ended
                                                                  Year Ended November 30, 1996             November 30, 1996
                                                                  -----------------------------   ---------------------------
                                                                        U.S. Government Series       Limited Duration Series
Class A                                                                 Shares          Amount        Shares          Amount
-----------------------------------------------------------------------------------------------   ---------------------------
Sales of shares                                                     72,259,734   $ 192,372,587          34,768     $ 152,780
Shares issued to shareholders in
reinvestment of net investment income                               43,159,256     112,858,274           3,669        16,106
Total                                                              115,418,990     305,230,861          38,437       168,886
-----------------------------------------------------------------------------------------------   ---------------------------
Shares reacquired                                                 (316,044,390)   (824,750,733)        (45,364)     (199,668)
Increase (decrease) in shares                                     (200,625,400)  $(519,519,872)         (6,927)    $ (30,782)
-----------------------------------------------------------------------------------------------------------------------------

                                                                          One Month Ended
                                                                        November 30, 1996
                                                                -------------------------
                                                                          Balanced Series
Class A                                                            Shares          Amount
-----------------------------------------------------------------------------------------
Sales of shares                                                    19,415      $  225,934
Shares issued to shareholders in
reinvestment of net investment income                               2,328          26,976
Total                                                              21,743         252,910
-----------------------------------------------------------------------------------------
Shares reacquired                                                  (4,373)        (50,932)
Increase (decrease) in shares                                      17,370      $  201,978
-----------------------------------------------------------------------------------------

Notes to Financial Statements

                                                                                                      Year Ended October 31, 1996
                                                                             ----------------------------------------------------
                                                                              Limited Duration Series             Balanced Series
Class A                                                                          Shares        Amount        Shares        Amount
------------------------------------------------------------------------------------------------------     ----------------------
Sales of shares                                                                 788,323   $ 3,464,010       299,112   $ 3,295,785
Shares issued to shareholders in reinvestment of net investment
income and realized gain from investment transactions                            50,016       219,212        30,403       334,794
Total                                                                           838,339     3,683,222       329,515     3,630,579
------------------------------------------------------------------------------------------------------     ----------------------
Shares reacquired                                                            (1,697,060)   (7,646,454)      (59,788)     (662,931)
Increase (decrease) in shares                                                  (858,721)  $(3,963,232)      269,727   $ 2,967,648
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                                   August 1, 1996
                                                                                                                 (Commencement of
                                                                                            Year Ended   Offering Class B Shares)
                                                                                     November 30, 1997       to November 30, 1996
                                                                             ----------------------------------------------------
                                                                               U.S. Government Series     U.S. Government Series
Class B                                                                          Shares        Amount        Shares       Amount
------------------------------------------------------------------------------------------------------   ------------------------
Sales of shares                                                               4,045,212   $10,307,080     1,832,979   $ 4,727,423
Shares issued to shareholders in reinvestment of net investment income           95,421       243,523         7,800        20,109
Total                                                                         4,140,633    10,550,603     1,840,779     4,747,532
------------------------------------------------------------------------------------------------------   ------------------------
Shares reacquired                                                              (464,040)   (1,177,526)      (20,500)      (52,563)
Increase in shares                                                            3,676,593   $ 9,373,077     1,820,279   $ 4,694,969
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                Year Ended November 30, 1997
                                                                  -----------------------------   ---------------------------
                                                                        U.S. Government Series       Limited Duration Series
Class C                                                                 Shares          Amount        Shares          Amount
-----------------------------------------------------------------------------------------------   ---------------------------
Sales of shares                                                      5,922,523   $  15,159,708       130,136   $     568,557
Shares issued to shareholders in reinvestmment of net investment
income and realized gain from investment transactions                2,926,625       7,483,404        46,233         201,865
Total                                                                8,849,148      22,643,112       176,369         770,422
-----------------------------------------------------------------------------------------------   ---------------------------
Shares reacquired                                                  (37,517,932)    (95,453,967)     (711,754)     (3,112,190)
Increase (decrease) in shares                                      (28,668,784)  $ (72,810,855)     (535,385)  $  (2,341,768)
-----------------------------------------------------------------------------------------------------------------------------


                                                             Year Ended November 30, 1997
                                                             ----------------------------
                                                                          Balanced Series
Class C                                                            Shares          Amount
-----------------------------------------------------------------------------------------
Sales of shares                                                   133,693     $ 1,630,079
Shares issued to shareholders in reinvestmment of net investment
income and realized gain from investment transactions               6,375          75,864
Total                                                             140,068       1,705,943
-----------------------------------------------------------------------------------------
Shares reacquired                                                 (35,998)       (437,762)
Increase (decrease) in shares                                     104,070     $ 1,268,181
-----------------------------------------------------------------------------------------

                                                            July 15, 1996 (Commencement of Offering               One Month Ended
                                                               Class C Shares) to November 30, 1996             November 30, 1996
                                                            ----------------------------------------   ----------------------------
                                                                             U.S. Government Series       Limited Duration Series
Class C                                                                      Shares          Amount        Shares          Amount
----------------------------------------------------------------------------------------------------   ----------------------------
Sales of shares                                                           3,478,886   $   8,614,508          11,036     $  48,572
Shares issued to shareholders in reinvestment of
net investment income                                                     1,135,351       2,916,543           4,989        21,899
Shares issued to shareholders in exchange for assets acquired
in tax-free acquisition                                                 112,123,960     285,355,479              --            --
Total                                                                   116,738,197     296,886,530          16,025        70,471
----------------------------------------------------------------------------------------------------   ----------------------------
Shares reacquired                                                       (14,423,073)    (37,265,723)        (35,688)     (157,086)
Increase (decrease) in shares                                           102,315,124   $ 259,620,807         (19,663)   $  (86,615)
-----------------------------------------------------------------------------------------------------------------------------------


                                                       One Month Ended November 30, 1997
                                                       ----------------------------------
                                                                         Balanced Series
Class C                                                           Shares          Amount
-----------------------------------------------------------------------------------------
Sales of shares                                                    4,185      $   48,309
Shares issued to shareholders in reinvestment of
net investment income                                                338           3,917
Shares issued to shareholders in exchange for assets acquired
in tax-free acquisition                                               --              --
Total                                                              4,523          52,226
-----------------------------------------------------------------------------------------
Shares reacquired                                                (28,031)       (318,909)
Increase (decrease) in shares                                    (23,508)     $ (266,683)
-----------------------------------------------------------------------------------------


                                                                                          July 15, 1996 (Commencement of Offering
                                                                                              Class C Shares) to October 31, 1996
                                                                             ----------------------------------------------------
                                                                              Limited Duration Series             Balanced Series
Class C                                                                          Shares        Amount        Shares        Amount
------------------------------------------------------------------------------------------------------     ----------------------
Sales of shares                                                                 156,244   $   681,218        12,190   $   130,757
Shares issued to shareholders in reinvestment of net investment
income and realized gain from investment transactions                            14,461        62,982         2,086        22,550
Shares issued to shareholders in exchange for assets acquired
in tax-free acquisition                                                       1,839,969     7,981,785       276,867     2,971,062
Total                                                                         2,010,674     8,725,985       291,143     3,124,369
------------------------------------------------------------------------------------------------------     ----------------------
Shares reacquired                                                              (219,707)     (958,062)     (121,921)   (1,344,378)
Increase in shares                                                            1,790,967   $ 7,767,923       169,222   $ 1,779,991
------------------------------------------------------------------------------------------------------     ----------------------

At November 30, 1997, paid in capital aggregated $2,847,884,920 for U.S. Government Series, $12,059,653 for Limited Duration Series and $17,615,584 for Balanced Series.

Notes to Financial Statements

5. Portfolio Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                          Purchases                  Sales
--------------------------------------------------------------------------------
U.S. Government Series                   $ 20,308,357,792       $ 21,653,925,876
--------------------------------------------------------------------------------
Limited Duration Series                  $     36,155,328       $     34,836,787
--------------------------------------------------------------------------------
Balanced Series                          $     35,482,277       $     28,674,172
--------------------------------------------------------------------------------

As of November 30, 1997, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                            Net Unrealized         Unrealized         Unrealized
Series                        Appreciation       Appreciation       Depreciation
--------------------------------------------------------------------------------
U.S. Government Series        $ 36,809,889       $ 46,474,736       $  9,664,847
--------------------------------------------------------------------------------
Limited Duration Series       $     34,575       $     38,007       $      3,432
--------------------------------------------------------------------------------
Balanced Series               $  2,137,372       $  2,217,304       $     79,932
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

The U.S. Government Series loans its portfolio investments to brokers. As of November 30, 1997, the market value of securities on loan to brokers was $250,305,051 for which the Series has obtained collateral aggregating $259,475,383 consisting of cash and U.S. Treasury securities.

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustees' fees payable at November 30, 1997 under a deferred compensation plan were $746,000.

7. Acquisition

On July 12, 1996, the U.S. Government Series, Limited Duration Series and Balanced Series acquired the net assets of the respective Series of Lord Abbett Securities Trust ("Securities Trust") pursuant to a plan of reorganization approved by the Securities Trust's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of newly issued Class C shares of each Series for shares of the respective Series of the Securities Trust. The number of Class C shares of each Series issued, the number of shares of each Series of the Securities Trust exchanged, and the aggregate net assets of each Series of the Trust and Securities Trust (including net unrealized appreciation and accumulated net realized losses for the Securities Trust) immediately before the acquisition were as follows:

                                                                     Securities
                                      Class C   Trust Shares         Net Assets
                                Shares Issued      Exchanged           of Trust
-------------------------------------------------------------------------------
U.S. Government Series            112,123,960      66,150,183   $ 2,752,491,293
-------------------------------------------------------------------------------
Limited Duration Series             1,839,969       1,777,883   $     4,482,517
--------------------------------------------------------------------------------
Balanced Series                       276,867         272,026   $     7,831,343
-------------------------------------------------------------------------------

                                                   Unrealized
                                    Net Assets   Appreciation    Accumulated Net
                           of Securities Trust  (Depreciation)     Realized Loss
--------------------------------------------------------------------------------
U.S. Government Series            $285,355,479    $(1,704,531)    $ (55,655,663)
--------------------------------------------------------------------------------
Limited Duration Series           $  7,981,785    $   (99,776)    $    (843,841)
--------------------------------------------------------------------------------
Balanced Series                   $  2,971,062    $    63,398     $      (1,195)
--------------------------------------------------------------------------------

8. U.S. Government Series

On July 12, 1996, Lord Abbett U.S. Government Securities Fund, Inc. became a Series of the Trust. The Limited Duration Series and Balanced Series changed their fiscal year end from October 31 to November 30 to conform to the fiscal year end of the U.S. Government Series. Accordingly, the financial statements of the Limited Duration Series and Balanced Series covered a one month period from November 1, 1996 to November 30, 1996.

9. Expense Reduction

The Trust has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Series' expenses.

10. Proxy Results (unaudited)

At a Special Meeting of Shareholders held on November 12, 1997, the Balanced Series shareholders voted and approved a proposal to amend one of the fund's investment restrictions in order to permit the Balanced Series to gradually convert to a fund of funds.
The results of the shareholder vote were as follows:

For                         Against                Abstain              Non-Vote
--------------------------------------------------------------------------------
781,058                      35,385                 37,082                   573
--------------------------------------------------------------------------------

State Tax Information

A portion of the dividends paid by each Series of the Trust may be exempt from state income tax because they were derived from the following types of U.S. Government securities: U.S. Treasury securities, Federal Farm Credit Banks, Federal Home Loan Banks and Financing Corporation. For the percent of your Series' dividends exempt from state income tax, refer to the Lord Abbett Shareholder 1997 Tax Guide mailed to shareholders of each Series of the Trust, along with their 1099-DIV Forms. Shareholders should consult their tax advisers.

Independent Auditors' Report

The Board of Trustees and Shareholders,
Lord Abbett Investment Trust:

We have audited the accompanying statements of net assets of Lord Abbett Investment Trust-U.S. Government Securities Series, Limited Duration U.S. Government Securities Series and Balanced Series as of November 30, 1997, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Investment Trust-U.S. Government Securities Series, Limited Duration
U.S. Government Securities Series and Balanced Series at November 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
January 5, 1998


  Our Management

  Board of Trustees

  Robert S. Dow
  E. Wayne Nordberg
  E. Thayer Bigelow*+
  Stewart S. Dixon*
  John C. Jansing*
  C. Alan MacDonald*+
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+

* Outside Trustee
+ Audit Committee

  Officers

  Robert S. Dow, Chairman and President
  Zane E. Brown, Executive Vice
  President and Portfolio Manager
  Paul A. Hilstad, Vice President
  and Secretary
  Stephen I. Allen, Vice President
  Daniel E. Carper, Vice President
  Daria L. Foster, Vice President
  Robert G. Morris, Vice President
  Robert J. Noelke, Vice President
  E. Wayne Nordberg, Vice President
  John J. Walsh, Vice President
  Lawrence H. Kaplan, Vice President
  and Assistant Secretary
  Thomas F. Konop, Vice President
  and Assistant Secretary
  A. Edward Oberhaus III, Vice President
  Keith F. O'Connor, Vice President
  Donna McManus, Treasurer
  Joseph Van Dyke, Assistant Treasurer
  Lydia Guzman, Assistant Secretary
  Robert M. Hickey, Assistant Secretary

  Investment Manager and
  Underwriter

  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  The General Motors Building
  767 Fifth Avenue
  New York, NY 10153-0203
  212-848-1800

  Custodian

  The Bank of New York
  New York, NY

  Transfer Agent

  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent

  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129

  Auditors

  Deloitte & Touche LLP
  New York, NY

  Counsel

  Debevoise & Plimpton
  New York, NY

Copyright (C) 1998 by Lord Abbett Investment Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

     A Tradition of Performance Through
Disciplined
          Investing

[PHOTO:  Robert I. Gerber, Burton Zwick,
         Zane E. Brown and Timothy W. Horan]

(standing, from left to right)
Robert I. Gerber, director of taxable fixed income management and portfolio manager-
Lord Abbett Investment Trust

Burton Zwick,
senior economist

(seated, from left to right)
Zane E. Brown, partner and
portfolio manager -
Lord Abbett Investment Trust

Timothy W. Horan,
portfolio manager-
Lord Abbett Investment Trust

A successful long-term track record is
evidence of a successful investment
strategy.  For decades we, at Lord, Abbett
& Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 55 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.


About Your Trust's Board of Trustees

The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important components in overseeing a mutual fund. The Board of Trustees watches over your Trust's general operations and represents your interests.
Board members review and approve every contract between your Trust and Lord, Abbett & Co.
(the Trust's investment manager) and Lord
Abbett Distributor LLC (the Trust's under-writer). They meet regularly to review a wide variety of information and issues regarding your Trust. Every member of the Board possesses extensive business experience. Lord Abbett Investment Trust shareholders are indeed fortunate to have a group of independent trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust. Below, we feature one of our independent trustees, C. Alan MacDonald.

C. Alan MacDonald
Trustee-Lord Abbett
Investment Trust

[PHOTO:  C. Alan MacDonald]

Mr. MacDonald is a graduate of
Cornell University's School of Hotel
Administration and has over 40
years of corporate management
experience.  He is currently the
Managing Director of Directorship,
a firm that focuses on the respon-
sibilities of corporate boards.

Mr. MacDonald serves as director
for Fountainhead Water Company,
DenAmerica Corp., J.B. Williams
and Exigent Diagnostics, Inc. He has
been an independent trustee/director
for all of Lord Abbett's funds
since 1988.

   Investing in the
Lord Abbett
                                 Family of Funds

----------------------------------------------------------------------------------------------------------------------------
GROWTH
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      INCOME
----------------------------------------------------------------------------------------------------------------------------

        Growth Funds              Growth &          Balanced Fund     Income Funds         Tax-Free          Money
                                  Income Funds                                             Income Funds      Market Fund

Developing       Global Fund-     Affiliated Fund   Balanced Series   Bond-Debenture       o   National      U.S. Government
Growth Fund      Equity Series                                        Fund                 o   California    Securities
                                  Growth & Income                                          o   Connecticut   Money Market
International    Mid-Cap          Series                              Global Fund-         o   Florida       Fund*+
Series           Value Fund                                           Income Series        o   Georgia
                                  Research Fund-                                           o   Hawaii
                 Research Fund-   Large-Cap                           Limited Duration     o   Michigan
                 Small-Cap        Series                              U.S. Government      o   Minnesota
                 Series                                               Securities Series*   o   Missouri
                                                                                           o   New Jersey
                                                                      U.S. Government      o   New York
                                                                      Securities Series*   o   Pennsylvania
                                                                                           o   Texas
                                                                                           o   Washington

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your financial adviser provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Investment Trust.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your financial adviser or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your financial adviser can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your financial adviser can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or
Statement Inquiries:
800-821-5129

For Literature:
800-874-3733

For More Information:
800-426-1130

Visit Our Web Site:
http://www.lordabbett.com

* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

                                                                 ---------------
[LOGO](R)  LORD, ABBETT & CO.                                       BULK RATE
           Investment Management                                  U.S. POSTAGE
A Tradition of Performance Through Disciplined Investing              PAID
                                                                 PERMIT NO. 2405
                                                                 NEW YORK, N.Y.
                                                                 ---------------

LORD ABBETT DISTRIBUTOR LLC                                          LAIT-2-1197

The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (1/98)